American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2019

VP International - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Australia — 4.9%
Aristocrat Leisure Ltd.	47,010	974,808
Atlassian Corp. plc, Class A(1)	5,970	748,877
CSL Ltd.	27,290	4,312,343
Treasury Wine Estates Ltd.	190,000	2,384,820
		8,420,848
Austria — 0.9%
Erste Group Bank AG	47,003	1,556,072
Belgium — 1.0%
KBC Group NV	25,230	1,641,794
Brazil — 1.8%
Localiza Rent a Car SA	173,039	1,893,248
Magazine Luiza SA	124,700	1,108,658
		3,001,906
Canada — 4.3%
Alimentation Couche-Tard, Inc., B Shares	61,560	1,886,505
Canada Goose Holdings, Inc.(1)(2)	35,720	1,570,608
Canadian Pacific Railway Ltd.	5,860	1,302,262
Intact Financial Corp.	18,780	1,890,120
Nutrien Ltd.(2)	15,590	776,646
		7,426,141
China — 4.1%
Alibaba Group Holding Ltd. ADR(1)	13,790	2,306,102
ANTA Sports Products Ltd.	114,000	944,087
GDS Holdings Ltd. ADR(1)	32,430	1,299,795
TAL Education Group ADR(1)	26,710	914,550
Tencent Holdings Ltd.	36,700	1,557,537
		7,022,071
Denmark — 1.0%
DSV A/S	18,327	1,745,699
Finland — 1.5%
Neste Oyj	75,680	2,500,567
France — 9.6%
Airbus SE	17,100	2,223,603
Danone SA	42,470	3,740,586
Dassault Systemes SE	9,700	1,381,837
Edenred	26,737	1,283,938
LVMH Moet Hennessy Louis Vuitton SE	5,100	2,030,155
Peugeot SA	39,080	976,059
Schneider Electric SE	28,420	2,492,447
TOTAL SA(1)	34,840	1,813,767
Valeo SA	15,460	502,177
		16,444,569

Germany — 4.9%
adidas AG	6,580	2,047,844
Infineon Technologies AG	94,490	1,698,554
Puma SE	11,320	876,000
SAP SE	12,970	1,524,811
Symrise AG	23,310	2,265,458
		8,412,667
Hong Kong — 3.4%
AIA Group Ltd.	463,400	4,348,156
Hong Kong Exchanges & Clearing Ltd.	47,700	1,407,969
		5,756,125
Hungary — 0.4%
OTP Bank Nyrt.	15,480	644,966
India — 0.7%
HDFC Bank Ltd.	70,740	1,224,592
Indonesia — 0.7%
Bank Central Asia Tbk PT	547,800	1,171,721
Ireland — 3.0%
CRH plc	66,759	2,291,381
ICON plc(1)	6,890	1,015,172
Kerry Group plc, A Shares	16,010	1,879,180
		5,185,733
Italy — 1.2%
Nexi SpA(1)	93,874	957,854
Prysmian SpA	51,660	1,110,341
		2,068,195
Japan — 15.7%
Daikin Industries Ltd.(1)	9,100	1,194,919
Fast Retailing Co. Ltd.	2,900	1,728,815
GMO Payment Gateway, Inc.	13,900	928,881
Hoya Corp.	31,800	2,596,048
Keyence Corp.(1)	5,400	3,364,401
MonotaRO Co. Ltd.	83,300	2,195,373
Nidec Corp.(1)	7,300	989,213
Obic Co. Ltd.(1)	11,800	1,350,408
Pan Pacific International Holdings Corp.	146,400	2,444,448
Recruit Holdings Co. Ltd.(1)	98,500	3,010,618
Shiseido Co. Ltd.	33,600	2,684,341
Sysmex Corp.(1)	31,900	2,144,189
Terumo Corp.(1)	66,800	2,152,024
		26,783,678
Netherlands — 5.3%
Adyen NV(1)	2,078	1,370,142
ASML Holding NV	9,510	2,360,401
InterXion Holding NV(1)	30,562	2,489,580
Koninklijke DSM NV	23,700	2,850,895
		9,071,018
Norway — 0.3%
Subsea 7 SA	53,510	550,806

Russia — 0.8%
Yandex NV, A Shares(1)	38,040	1,331,780
South Korea — 0.3%
Fila Korea Ltd.	12,370	599,014
Spain — 3.2%
Cellnex Telecom SA(1)	62,357	2,575,856
Iberdrola SA	270,710	2,813,280
		5,389,136
Sweden — 4.6%
Atlas Copco AB, A Shares	41,930	1,290,839
Hexagon AB, B Shares	40,250	1,944,892
Lundin Petroleum AB	55,100	1,648,305
Swedish Match AB	22,980	950,627
Telefonaktiebolaget LM Ericsson, B Shares	253,030	2,022,374
		7,857,037
Switzerland — 11.9%
Lonza Group AG	8,630	2,920,266
Nestle SA	53,750	5,830,482
Novartis AG	36,730	3,188,726
Partners Group Holding AG	2,410	1,848,698
Sika AG	9,618	1,407,771
Straumann Holding AG	1,670	1,365,916
Temenos AG(1)	7,660	1,283,663
Zurich Insurance Group AG	6,280	2,403,075
		20,248,597
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	210,000	1,849,981
United Kingdom — 12.2%
Associated British Foods plc	55,790	1,579,512
AstraZeneca plc	53,560	4,759,592
B&M European Value Retail SA	340,817	1,590,514
Burberry Group plc	77,420	2,070,770
Diageo plc	81,140	3,320,261
Ferguson plc	17,610	1,286,594
Fevertree Drinks plc	25,300	754,636
London Stock Exchange Group plc	36,650	3,291,395
Melrose Industries plc	879,410	2,178,579
		20,831,853
TOTAL COMMON STOCKS (Cost $139,619,667)		168,736,566
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $1,585,571), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $1,554,040)		1,553,962
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $261,407), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $256,006)		256,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	1,423	1,423
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,811,385)		1,811,385
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $12,555)	12,555	12,555
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $141,443,607)		170,560,506
OTHER ASSETS AND LIABILITIES — 0.1%		165,154
TOTAL NET ASSETS — 100.0%		$170,725,660

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	15.6%
Consumer Staples	14.7%
Health Care	14.3%
Industrials	14.1%
Consumer Discretionary	13.2%
Financials	12.6%
Materials	5.5%
Energy	3.9%
Communication Services	3.2%
Utilities	1.7%
Cash and Equivalents*	1.2%
*Includes temporary cash investments, temporary cash investment - securities lending collateral, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,331,712. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $2,407,967, which includes securities collateral of $2,395,412.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	748,877	7,671,971	—
Canada	1,570,608	5,855,533	—
China	4,520,447	2,501,624	—
Ireland	1,015,172	4,170,561	—
Netherlands	2,489,580	6,581,438	—
Russia	1,331,780	—	—
Other Countries	—	130,278,975	—
Temporary Cash Investments	1,423	1,809,962	—
Temporary Cash Investments - Securities Lending Collateral	12,555	—	—
	11,690,442	158,870,064	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.